Cover	Mar. 28, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2022
Entity File Number	000-49729
Entity Registrant Name	ADAMANT DRI PROCESSING and MINERALS GROUP
Entity Central Index Key	0001171008
Entity Tax Identification Number	61-1745150
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	99 East State Street
Entity Address, Address Line Two	# 202
Entity Address, City or Town	Eagle
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83616
City Area Code	310
Local Phone Number	220-4280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6305 Hilltop Court
Entity Address, City or Town	Fort Lee
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07024